Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 3,934,168	$ 430,692	$ (1,912,922)
Share based payment and stock awards	32,288	3,695	22,906
Provision for loan losses	234,000	593,750	480,380
Gain on sale of loans	(434,337)
Proceeds from sales of loans originated for sale	14,155,956
Loans originated for sale	(15,883,948)	(322,500)
Accretion of securities	(802)	(5,287)	(5,147)
Gain on calls of securities		(237)	(3,028)
Gain on sale of fixed assets		(226)
Depreciation expense	218,478	180,312	303,360
Loss on disposal of branch assets			482,830
Deferred income taxes	(2,884,715)
Net decrease (increase) in other assets	(404,496)	77,332	(699,474)
Net increase (decrease) in other liabilities	125,668	186,068	204,822
Net cash (used in) provided by operating activities	(907,740)	1,143,599	(1,126,273)
Cash flows from investing activities
Net change in portfolio loans	(6,026,994)	(21,042,301)	(22,813,386)
Purchase of securities	(2,775,437)	(2,976,260)	(2,954,862)
Proceeds from calls or maturities of securities	1,200,000	3,264,900	2,999,391
Proceeds from sales of securities	0	0	0
Principal payments on securities	203,066	191,299
Purchase of Bank-owned Life Insurance	(2,100,000)
Purchases of premises and equipment	(254,155)	(50,907)	(42,562)
Net cash used in investing activities	(9,753,520)	(20,613,269)	(22,811,419)
Cash flows from financing activities
Increase in deposits	10,427,335	15,785,008	23,717,451
Net change in short term borrowings	(1,469,095)	1,469,095
Proceeds from sale of senior preferred stock	1,160,000		3,379,000
Dividend on senior preferred stock	(129,699)	(176,330)	(64,055)
Net cash provided by financing activities	9,988,541	17,077,773	27,032,396
(Decrease) increase in cash and cash equivalents	(672,719)	(2,391,897)	3,094,704
Cash and cash equivalents - beginning of period	5,366,304	7,758,201	4,663,497
Cash and cash equivalents - end of period	4,693,585	5,366,304	7,758,201
Supplemental Information:
Interest paid	1,277,935	1,235,563	1,302,913
Income tax paid	0	0	0
Loans transferred to other real estate	$ 297,806